NOTE 6 – STOCKHOLDERS’ EQUITY (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2020	Jun. 30, 2021	Dec. 31, 2019
Equity [Abstract]
Preferred stock, authorized	50,000,000	50,000,000	50,000,000
Preferred Stock, Par or Stated Value Per Share	$ 0.001	$ 0.001	$ 0.001
Common stock, authorized	500,000,000	500,000,000	500,000,000
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	439,300
Warrants, amount	$ 65,894
Warrant share price	$ 0.15	$ 0.25
Common stock, issued	170,442,300	171,131,300